Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets
Schedule of goodwill balances by segment for continuing operations

(In thousands)	Terminix	TruGreen	American Home Shield	ServiceMaster Clean	Other Operations & Headquarters	Total
Balance at December 31, 2010	$1,397,414	$1,191,071	$347,783	$135,894	$53,131	$3,125,293
Acquisitions	27,789	11,682	—	—	—	39,471
Other(1)	(685)	(831)	(210)	(217)	(841)	(2,784)

Balance at December 31, 2011	1,424,518	1,201,922	347,573	135,677	52,290	3,161,980
Impairment charge	—	(790,173)	—	—	—	(790,173)
Acquisitions	34,220	5,586	—	—	1,211	41,017
Other(1)	(248)	(266)	(93)	92	(58)	(573)

Balance at December 31, 2012	$1,458,490	$417,069	$347,480	$135,769	$53,443	$2,412,251

(1)
Reflects the impact of the amortization of tax deductible goodwill and foreign exchange rate changes. For 2011, the amount shown in the Other Operations & Headquarters column also reflects $0.8 million related to the sale of certain Merry Maids company-owned branches to existing and new franchisees.

Schedule of other intangible asset balances for continuing operations

	December 31, 2012			December 31, 2011
(In thousands)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Trade names(1)	$2,214,800	$—	$2,214,800	$2,333,500	$—	$2,333,500
Customer relationships	697,264	(592,724)	104,540	683,324	(539,638)	143,686
Franchise agreements	88,000	(48,649)	39,351	88,000	(42,406)	45,594
Other	59,117	(44,339)	14,778	58,471	(37,712)	20,759

Total	$3,059,181	$(685,712)	$2,373,469	$3,163,295	$(619,756)	$2,543,539

(1)
Not subject to amortization.